DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2013 and 2014 are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2013	2014

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$-	$446
	"Other payables and accrued expenses"	$-	$(319)

Gains (losses) recognized in other comprehensive income (loss) (effective portion)	"Other comprehensive income (loss)"	$(1,303)	$127

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2013 and 2014 is summarized below:

		Year ended
Foreign exchange forward	Comprehensive	December 31,
and options contracts	Income (loss)	2013	2014

Comprehensive income (loss) from derivatives before reclassifications	"Other comprehensive income (loss)"	$1,292	$(367)

Income (loss) reclassified from accumulated other comprehensive income (effective portion)	"Operating expenses"	$2,595	$(494)